RISK MANAGEMENT - Maximum exposure to credit risk - Other financial instruments (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other financial instruments
RISK MANAGEMENT
Maximum exposure	$ 38,558,705	$ 27,554,748
Collateral pledged (held)	(2,258,109)	(2,106,146)
Net exposure	36,300,596	25,448,602
Debt instruments
RISK MANAGEMENT
Maximum exposure	36,583,512	25,148,469
Collateral pledged (held)	(1,669,011)	(1,407,484)
Net exposure	34,914,501	23,740,985
Derivatives
RISK MANAGEMENT
Maximum exposure	929,498	1,824,750
Collateral pledged (held)	(589,098)	(698,662)
Net exposure	340,400	1,126,088
Equity
RISK MANAGEMENT
Maximum exposure	1,011,310	543,210
Net exposure	1,011,310	543,210
Other financial instruments
RISK MANAGEMENT
Maximum exposure	34,385	38,319
Net exposure	$ 34,385	$ 38,319